UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM 10-D
_________________________
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2022 to May 31, 2022
_________________________

Commission File Number of issuing entity: 333-230197-02
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-230197
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

_________________________
Benjamin L. Morgan  (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2019-B, Class A, Class M, Class B	☐	☐	☒
Series 2019-C, Class A, Class M, Class B	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒     No ☐     [Check]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2022 to May 31, 2022.

The depositor filed its most recent Form ABS-15G on February 9, 2022. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2019-B and Series 2019-C is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 9. Other Information.

On June 1, 2022, Comenity Bank (the “Bank”) and Comenity Servicing LLC (the “Servicer”) entered into that certain Fourth Amended and Restated Service Agreement (the “Fourth A&R Service Agreement”).  The purpose of the Fourth A&R Service Agreement was to restate and consolidate the Third Amended and Restated Service Agreement, dated as of April 23, 2019, by and between the Bank and the Servicer, as such agreement had been amended, modified and supplemented to date (the “Third A&R Service Agreement”). Other than restating and consolidating prior amendments, modifications and supplements and extending the term, no substantive changes were made between the terms of the Third A&R Service Agreement and the terms of the Fourth A&R Service Agreement. A copy of the Fourth A&R Service Agreement is filed with this Form 10-D as Exhibit 99.2.

Item 10. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2019-B and Series 2019-C for the June 15, 2022 Payment Date.
99.2	Fourth Amended and Restated Service Agreement, dated as of June 1, 2022, by and between Comenity Bank and Comenity Servicing LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: June 15, 2022	By:	__/s/Michael Blackham____________________
	Name:	Michael Blackham
	Title:	Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2019-B and Series 2019-C for the June 15, 2022 Payment Date.
99.2	Fourth Amended and Restated Service Agreement, dated as of June 1, 2022, by and between Comenity Bank and Comenity Servicing LLC.